Note 13 - Financial Instruments with Off-balance-sheet Risk - Financial Instruments Whose Contract Amounts Represents Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contract or notional amount	$ 1,238,583	$ 933,148
Unused Commitments to Extend Credit [Member]
Contract or notional amount	1,147,654	851,196
Standby Letters of Credit 1 [Member]
Contract or notional amount	$ 90,929	$ 81,952